UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church St., Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Prospector Partners Asset Management, LLC, 370 Church St., Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  December 31, 2009

Item 1. Report to Stockholders.

Prospector Capital Appreciation Fund
Prospector Opportunity Fund

Annual Report

www.prospectorfunds.com	December 31, 2009

PROSPECTOR FUNDS, INC.

February 1, 2010

To the Shareholders of the Prospector Capital Appreciation Fund and Prospector Opportunity Fund:

2009 was a pretty darn good year, despite interest rates near zero and a decade of less than zero stock market returns. It just never felt that good.  In painful 2008, there was no place to hide; nearly every asset class – and a huge preponderance of individual securities – had miserable declines. In 2009, all that reversed.  Despite these gains, most investors, individuals and professionals remain significantly underwater due to the fact that consecutive returns of minus 50 percent and plus 50 percent generate an unpleasant combined minus 25 percent.  Nevertheless, for those not constrained by poor balance sheets, faint-hearted regulators or their own queasy stomachs, 2009 was very good indeed.

Performance

The Prospector Capital Appreciation Fund gained 30.74% for the year ended December 31, 2009 bringing the average annual return since inception (September 28, 2007) to -1.99%.  The Prospector Opportunity Fund was up 26.10% for the year ended December 31, 2009 resulting in an average annual return of 0.91% since inception (September 28, 2007).  This compares to the S&P 500 Index, the Russell 2000 Index, and the Russell Midcap Index which were up 26.46%, 27.17% and 40.48% for the same one year and -11.03%, -9.65% and -9.85% since the funds’ inception on 9/28/07, respectively.

The unmanaged S&P 500, Russell 2000, and Russell Midcap indices need to rise from their current levels (as of December 31, 2009) by 37%, 29%, and 32%, respectively to reach their September 30, 2007 levels; while the Capital Appreciation Fund needs less than 5% and the Opportunity Fund has already recovered.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-734-7862.

The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. The Funds’ net expense ratios are 1.50% while the gross expense ratios are 3.52% for the Prospector Capital Appreciation Fund and 4.13% for the Prospector Opportunity Fund. Performance data does not reflect the redemption fee. If it had, return would be reduced.

Portfolio Highlights – Capital Appreciation Fund

The majority of full-year and fourth-quarter top contributors had one thing in common – they hurt us in 2008.  While Domtar, Nexen, DuPont, Calpine, Meredith, Post Properties and Tootsie Roll all recovered nicely, they don’t deserve excessive praise. However, we are maintaining these positions, anticipating eventual significant profits from our purchase price.  We are also maintaining major positions in Cimarex Energy and CMS which have been real winners since purchase.

Contributors, such as Mead Westvaco, Huntsman Chemical and Petro Canada, have been profitably eliminated. Other eliminations include Conseco, Eastman Kodak, and the common stocks of Cabot and Hewlett Packard.  Happily, all these were profitable, although the first two in particular engendered “anxious moments.”

PROSPECTOR FUNDS, INC.

Recycling sales proceeds into attractive new positions has been challenging, largely due to the strong market uptrend.  Allegheny Energy common (an electric utility) and the convertible bond of USEC (a nuclear fuel supplier) were our largest 4Q purchases.  Smaller common stock positions established included Comcast, Telephone and Data Systems, and Sara Lee.  Trinity Industries and Penn Virginia were convertible initiations.

Generally we are moving the portfolio to a higher quality focus, both in asset mix and within the common stock holdings.  So far this has modestly hurt our results and our glacial speed has been appropriate.

Portfolio Highlights – Opportunity Fund

In many ways the rally from March through December 2009 was a mirror image of the market decline of the prior eight month period from July 2008 through February 2009, just on a half scale.  During the 2009 rally, the weaker the balance sheet and the more cyclical the revenue stream, the better the underlying equity performed.  As confirmation, the high yield bond market and the leveraged bank loan market, each populated with leveraged balance sheets, also climbed sharply during this period.  Conversely, the less risky balance sheets, steadier revenue models, and consistent free cash flow generators (exactly the types of companies that we look for and comprise your portfolio) lagged the sharp upward move in the market. Not surprisingly, these companies had held up better in the 2008 selloff.  Exceptions include certain financials such as the property & casualty stocks which were clobbered in 2008, despite their low leverage and low exposure to the deep recession.  Despite this selloff, these stocks significantly lagged the market in the sharp rally.  As a result they sit today at extremely low valuations in a market that has rallied off its lows.  Platinum Underwriters, Aspen Holdings, Cincinnati Financial and Aon Corp. are representative holdings.

Contributors to Opportunity Fund performance include Franklin Resources, Merck (from Schering Plough), and Nexen which bounced back from poor 2008 performance.  We are also maintaining large positions in NVR, Mastercard, and Netapp which have been significant winners since purchase last year.  These companies generated consistent, strong free cash flow in 2009 and we anticipate continued progress in 2010.

Other major purchases or additions to existing positions during 2009 include Church and Dwight, Murphy Oil, Allegheny Energy, and Biogen.  We remain upbeat about their prospects.

Drugs and Thugs

No, we are not talking about the National Football League, but rather our very own Federal government.  The drug is the nearly free money showering our economy, plus all kinds of other stimulants. At some point (and it may already be too late), this spending will have to be curtailed or we’ll have some nasty unintended consequences. We are fast becoming addicted to this easy money, and withdrawal will have to be done carefully in order to avoid aborting the economic recovery.  The task looks impossibly complex to us.  Our politicians and their minions have unlimited hubris – they’ll confidently proceed, but will they succeed?

As for thugs, did you ever think our government would force employment contract abrogation?  How has AIG held together with many of their key people suffering from the equivalent of modern day tar and feathering?  (AIG’s dire outlook contributes to our property/casualty insurance bullishness.)  One would hope that, in an effort to avoid repeating the mistakes of the recent past, Washington’s condescension and finger-pointing would give way to sensible policy-making.

PROSPECTOR FUNDS, INC.

Do Buy or Dubai?

While greed and fear remain investing constants, every cycle takes on its own flavor.  The late ‘08/early ‘09 low was unique – macro issues largely overpowered superior security selection. The excesses needing correction were not corporate (okay, some banks/financials were out of control), but rather consumer/housing and, less importantly, government budget related.  In fact, most corporations entered the financial distress period in fairly good shape.  Certainly some stocks were overpriced – but that’s always the case.  Balance sheets, particularly of industrial firms, were not dangerously stretched. All this remains true ten months after the March ‘09 bottom; equity has been raised and near-term debt maturities have been aggressively refinanced.  In the context of a strong stock market the question we must ask ourselves is: have the excesses that plunged us into this mess been corrected? And the answer is a resounding … somewhat.

If home prices haven’t finished going down, then at least they are unlikely to continue a dramatic negative. Affordability indices are reasonable. Stabilized employment and the gradual absorption of excess supply over time should put this problem behind us.  The continuing macro issue of significant concern is the financial position of state, local and national governments around the world. The sudden financial embarrassment of tiny, nearly oil-less, Dubai – debt of over $80 billion – could easily be the harbinger of worse things to come. Portugal, Ireland, Greece and Spain are all particularly vulnerable (acronym anyone?).  We all assume that tottering states like New York will be partially bailed out by Uncle Sam, but with California credit default insurance more expensive than Vietnam’s, are we sure? And by the way, it’s cheaper to insure Chevron debt than the U.S. government’s.  Financial stress resembles geologic stress. It may seem contained, but eventually it finds its way to weak points where damage can be sudden and severe.

Okay, so now we’re scared; what should we do?  This time we are confident of our answer … don’t over bet.  A financial crisis associated with a major country (even the United States) or currency is possible. But that doesn’t mean cash is the preferred asset.  None of us would hold pesos as a store of wealth, but the United States’ finances don’t look much better than Mexico’s.  The excess liquidity flooding our financial system could turn into horrible inflation that would ravage bond investors, or it could be drained too fast devastating equity prices. Predictions concerning the future are always difficult.  What we do know is that the equity market is probably in a reasonable trading range (S&P 500 say 950 to 1350) and that if you can benefit from the superior returns that stocks historically provide versus other financial investments why wouldn’t you?  We also sense that a correction is overdue, causing us to gradually become more defensive as well as prepare for possible extreme macro outcomes. If the next bear market is exactly like the last one, it’s likely we could outperform the S&P 500 while losing money and feeling miserable. If it’s like all the others we’ve experienced previously, we should be in pretty good shape.  If inflation runs wild, we could have stellar returns, but wouldn’t particularly enjoy them.

On that somber note, we close with the timeless advice of motor racing’s A.J. Foyt:  “To finish first, you must first finish.”

Respectfully yours,

John D. Gillespie	Richard P. Howard	Kevin R. O’Brien

PROSPECTOR FUNDS, INC.

Performance data quoted represents past performance; past performance does not guarantee future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds invest in smaller and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may hold restricted securities purchased through private placements. Such securities can be difficult to sell without experiencing delays or additional costs. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.  You cannot invest directly in an index. Free cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Fund holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments section in this report for a full listing of the Funds holdings. Current and future portfolio holdings are subject to risk.

The Advisor has contractually agreed to waive a portion of its fees and / or pay Fund expenses through September 28, 2010 in order to limit the net annual operating expenses to 1.50%.

Prospector Funds, Inc. are distributed by Quasar Distributors, LLC (2/10).

PROSPECTOR FUNDS, INC.

Capital Appreciation Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

	One Year Ended	Since Inception(1) to
	December 31, 2009	December 31, 2009
Capital Appreciation Fund	30.74%	-1.99%
S&P 500 Index(2)	26.46%	-11.03%

(1)	September 28, 2007
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Opportunity Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

	One Year Ended	Since Inception(1) to
	December 31, 2009	December 31, 2009
Opportunity Fund	26.10%	0.91%
Russell 2000 Index(2)	27.17%	-9.65%
Russell Midcap Index(3)	40.48%	-9.85%

(1)	September 28, 2007
(2)	An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. This index cannot be invested in directly.
(3)	An unmanaged mid-cap index that measures the performance of the 800 smallest companies in the Russell 1000 Index. This index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Expense Example
December 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees, wire transfer fees, maintenance fee (IRA accounts), and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 – December 31, 2009).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (07/01/09)	Value (12/31/09)	(07/01/09 to 12/31/09)
Capital Appreciation Actual(2)	$1,000.00	$1,230.30	$8.43
Capital Appreciation Hypothetical
(5% return before expenses)	1,000.00	1,017.64	7.63

Opportunity Actual(2)	1,000.00	1,218.50	8.39
Opportunity Hypothetical
(5% return before expenses)	1,000.00	1,017.64	7.63

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.50% and 1.50% for Capital Appreciation Fund and Opportunity Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended December 31, 2009 of 23.03% and 21.85% for Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets) (Unaudited)
as of December 31, 2009(1)(2)

Capital Appreciation Fund

Top 10 Holdings (% of net assets)
as of December 31, 2009(1)(3)

Capital Appreciation Fund

CMS Energy, 2.875%, 12/01/2024	4.0%
Nexen	3.7%
E.I. Du Pont de Nemours	3.7%
Mirant	3.6%
Barrick Gold	3.2%
Gold Fields - ADR	2.8%
Post Properties	2.5%
Newmont Mining	2.5%
Domtar	2.5%
Automatic Data Processing	2.3%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	AIM Short-Term Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets) (Unaudited)
as of December 31, 2009(1)(2)

Opportunity Fund

Top 10 Holdings (% of net assets)
as of December 31, 2009(1)(3)

Opportunity Fund

Platinum Underwriters Holdings	4.1%
Newmont Mining	3.4%
Church & Dwight	2.9%
Franklin Resources	2.7%
Hess	2.1%
MasterCard, Class A	2.0%
Leucadia National	2.0%
NVR	1.9%
Merck & Co.	1.8%
Nexen	1.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	AIM Short-Term Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Schedule of Investments
December 31, 2009

Capital Appreciation Fund
Description	Shares	Value

COMMON STOCKS – 69.7%

Banks – 0.4%
Charter Financial	7,400	$74,000
Investors Bancorp*	1,000	10,940
Rockville Financial	1,400	14,700
Waterstone Financial*	6,400	13,120
		112,760
Chemicals – 4.2%
E.I. Du Pont de Nemours	32,500	1,094,275
Huntsman	1,400	15,806
International Flavors & Fragrances	3,400	139,876
		1,249,957
Consumer Discretionary – 5.9%
Comcast, Class A	13,900	222,539
Fortune Brands	6,800	293,760
H&R Block	23,600	533,832
Meredith	16,300	502,855
New York Times, Class A*	9,900	122,364
Walt Disney	2,200	70,950
		1,746,300
Consumer Staples – 5.3%
Campbell Soup	5,600	189,280
Coca-Cola	2,000	114,000
Coca-Cola Enterprises	11,600	245,920
Sara Lee	11,200	136,416
SUPERVALU	11,700	148,707
Tootsie Roll Industries	18,407	503,984
Viterra*	5,500	51,905
Walgreen	4,900	179,928
		1,570,140
Energy – 11.6%
Cimarex Energy	11,400	603,858
Clayton Williams Energy*	8,300	290,832
El Paso	10,700	105,181
Hess	4,500	272,250
Marathon Oil	11,200	349,664
McMoRan Exploration*	19,400	155,588
Nexen	46,300	1,107,959

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2009

Capital Appreciation Fund
Description	Shares	Value

COMMON STOCKS – 69.7% (Continued)

Energy – 11.6% (Continued)
OPTI - Canada*	56,800	$110,249
Repsol YPF - ADR	13,300	354,578
San Juan Basin Royalty Trust	4,900	84,476
		3,434,635
Healthcare – 1.7%
Pfizer	28,300	514,777

Industrials – 0.7%
Tyco International	5,600	199,808

Information Technology – 3.7%
Automatic Data Processing	16,300	697,966
Xerox	46,800	395,928
		1,093,894
Insurance – 8.7%
Arch Capital Group*	3,400	243,270
Arthur J. Gallagher	4,200	94,542
Berkshire Hathaway, Class B*	207	680,202
Donegal Group, Class A	3,300	51,282
Loews	17,000	617,950
Max Capital Group	12,500	278,750
Mercer Insurance Group	2,800	50,876
Platinum Underwriters Holdings	5,800	222,082
State Auto Financial	19,600	362,600
		2,601,554
Metals & Mining – 9.4%
AngloGold Ashanti - ADR	2,500	100,450
Barrick Gold	24,300	956,934
Gold Fields - ADR	64,000	839,040
Newmont Mining	15,600	738,036
Northgate Minerals*	37,000	113,960
RTI International Metals*	1,400	35,238
		2,783,658
Paper & Forest Products – 3.4%
Domtar*	13,250	734,182
Graphic Packaging*	26,300	91,261
Neenah Paper	14,100	196,695
		1,022,138

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2009

Capital Appreciation Fund
Description	Shares	Value

COMMON STOCKS – 69.7% (Continued)

Real Estate – 3.6%
Forestar Group*	14,200	$312,116
Post Properties	38,000	744,800
Thomas Properties Group	6,900	20,424
		1,077,340
Telecommunication Services – 0.4%
Telephone & Data Systems	3,700	125,504

Utilities – 10.7%
Allegheny Energy	23,200	544,736
Calpine*	57,188	629,068
Calpine - Escrow Shares*	1,075,000	61,812
El Paso Electric*	1,800	36,504
Mirant*	70,700	1,079,589
NV Energy	38,900	481,582
Unisource Energy	10,900	350,871
		3,184,162
Total Common Stocks
(Cost $22,391,622)		20,716,627

	Par
CONVERTIBLE CORPORATE BONDS – 22.0%
Amgen
0.125%, 02/01/2011	$550,000	543,125
Anixter International
1.000%, 02/15/2013	375,000	360,938
Archer Daniels
0.875%, 02/15/2014	200,000	209,500
Carnival
2.000%, 04/15/2021	125,000	128,906
Century Aluminum
1.750%, 08/01/2024	200,000	191,250
Charles River Laboratories International
2.250%, 06/15/2013	100,000	97,250
CMS Energy
2.875%, 12/01/2024	975,000	1,196,813
5.500%, 06/15/2029	125,000	152,812
Dominion Resources, Series C
2.125%, 12/15/2023	125,000	144,375

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2009

Capital Appreciation Fund
Description	Par	Value

CONVERTIBLE CORPORATE BONDS – 22.0% (CONTINUED)
EMC
1.750%, 12/01/2011	$125,000	$151,875
Kinross Gold
1.750%, 03/15/2028	50,000	52,062
1.750%, 03/15/2028 (a)	175,000	182,219
Medtronic
1.500%, 04/15/2011	425,000	431,375
Millipore
3.750%, 06/01/2026	625,000	644,531
Newmont Mining
1.250%, 07/15/2014	150,000	187,125
NovaGold Resources
5.500%, 05/01/2015	50,000	46,188
Penn Virginia
4.500%, 11/15/2012	225,000	213,188
PHH
4.000%, 04/15/2012	150,000	156,480
Smithfield Foods
4.000%, 06/30/2013	100,000	98,375
Trinity Industries
3.875%, 06/01/2036	275,000	205,562
UAL
5.000%, 02/01/2021	225,000	204,750
Unisource Energy
4.500%, 03/01/2035	425,000	423,938
USEC
3.000%, 10/01/2014	775,000	503,750
Total Convertible Corporate Bonds
(Cost $5,905,737)		6,526,387

	Shares
STAPLED UNIT – 0.8%

Paper & Forest Products – 0.8%
TimberWest Forest*
(Cost $443,686)	54,300	225,331

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2009

Capital Appreciation Fund
Description	Shares	Value

CONVERTIBLE PREFERRED STOCK – 0.2%

Energy – 0.2%
El Paso Energy Capital Trust
(Cost $60,343)	2,000	$73,100

WARRANT – 0.1%

Utilities – 0.1%
Mirant*
(Cost $199,579)	47,700	32,913

SHORT-TERM INVESTMENT – 7.8%
AIM Short-Term Treasury Portfolio, 0.020%
(Cost $2,312,740)	2,312,740	2,312,740

Total Investments – 100.6%
(Cost $31,313,707)		29,887,098
Other Assets and Liabilities, Net – (0.6)%		(163,286)
Total Net Assets – 100.0%		$29,723,812

*	Non-income producing security.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2009, the value of these investments was $182,219 or 0.6% of total net assets.

ADR – American Depository Receipt

PROSPECTOR FUNDS, INC.

Schedule of Investments
December 31, 2009

Opportunity Fund
Description	Shares	Value

COMMON STOCKS – 88.8%

Banks – 5.2%
Abington Bancorp	6,500	$44,785
AJS Bancorp	2,000	24,000
Brooklyn Federal Bancorp	5,700	57,228
Chicopee Bancorp*	9,900	123,552
First Horizon National	6,912	92,620
Fox Chase Bancorp*	11,600	110,432
Northern Trust	2,400	125,760
Ocean Shore Holding	4,572	41,148
OceanFirst Financial	11,700	132,210
Oritani Financial	10,400	142,792
Roma Financial	6,804	84,098
Territorial Bancorp*	7,900	142,595
UMB Financial	2,500	98,375
United Financial Bancorp	3,100	40,641
Westfield Financial	11,400	94,050
		1,354,286
Consumer Discretionary – 5.3%
Brinker International	12,600	187,992
Fortune Brands	3,600	155,520
H&R Block	6,200	140,244
NVR*	690	490,390
Toll Brothers*	7,800	146,718
Yum! Brands	7,600	265,772
		1,386,636
Consumer Staples – 8.7%
Alberto-Culver	14,300	418,847
Church & Dwight	12,350	746,558
Clorox	6,800	414,800
General Mills	4,300	304,483
H.J. Heinz	6,600	282,216
Viterra*	10,600	100,035
		2,266,939
Diversified Financial Services – 7.6%
CME Group	480	161,256
Cowen Group*	10,423	61,704
Franklin Resources	6,600	695,310
Invesco	12,300	288,927

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2009

Opportunity Fund
Description	Shares	Value

COMMON STOCKS – 88.8% (CONTINUED)

Diversified Financial Services – 7.6% (Continued)
Leucadia National*	21,700	$516,243
PICO Holdings*	7,900	258,567
		1,982,007
Energy – 9.9%
Cimarex Energy	8,600	455,542
Hess	8,900	538,450
Hugoton Royalty Trust	27,200	437,376
Murphy Oil	7,600	411,920
Nexen	19,800	473,814
San Juan Basin Royalty Trust	16,000	275,840
		2,592,942
Healthcare – 5.5%
Aetna	6,700	212,390
Biogen Idec*	6,200	331,700
Facet Biotech*	4,700	82,626
Henry Schein*	1,600	84,160
Merck & Co.	13,148	480,428
WellPoint*	4,300	250,647
		1,441,951
Industrials – 1.3%
Tyco International	9,200	328,256

Information Technology – 14.0%
Affiliated Computer Services, Class A*	2,000	119,380
CA	11,300	253,798
CACI International*	2,140	104,539
EMC*	11,100	193,917
Emulex*	23,400	255,060
F5 Networks*	1,500	79,470
Lexmark International, Class A*	2,900	75,342
MasterCard, Class A	2,020	517,080
NetApp*	12,900	443,631
Qlogic*	8,300	156,621
Symantec*	16,400	293,396
Synopsys*	10,800	240,624
Teradata*	7,500	235,725
Xerox	16,000	135,360
Xilinx	12,500	313,250

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2009

Opportunity Fund
Description	Shares	Value

COMMON STOCKS – 88.8% (CONTINUED)

Information Technology – 14.0% (Continued)
Xyratex*	17,330	$230,662
		3,647,855
Insurance – 16.0%
Alleghany*	122	33,672
AON	8,400	322,056
Arch Capital Group*	4,500	321,975
Aspen Insurance Holdings	11,000	279,950
Assurant	11,700	344,916
Cincinnati Financial	3,900	102,336
Hanover Insurance Group	3,400	151,062
Lancashire Holdings	47,300	339,974
Max Capital Group	9,100	202,930
Penn Millers Holding*	11,105	122,155
Platinum Underwriters Holdings	27,900	1,068,291
Progressive	11,700	210,483
RenaissanceRe Holdings	3,300	175,395
Wesco Financial Group	427	146,461
Zenith National Insurance	11,900	354,144
		4,175,800
Metals & Mining – 7.2%
Gold Fields - ADR	17,400	228,114
Horsehead Holding*	3,070	39,142
Kinross Gold	24,000	441,600
Newmont Mining	18,800	889,428
Pan American Silver*	1,900	45,239
RTI International Metals*	9,200	231,564
		1,875,087
Paper & Forest Products – 0.5%
Domtar*	758	42,001
Neenah Paper	4,500	62,775
TimberWest Forest*	6,900	28,633
		133,409
Real Estate – 0.4%
Forestar Group*	3,600	79,128
Thomas Properties Group	12,700	37,592
		116,720

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2009

Opportunity Fund
Description	Shares	Value

COMMON STOCKS – 88.8% (CONTINUED)

Utilities – 7.2%
Allegheny Energy	11,800	$277,064
Calpine - Escrow Shares*	125,000	7,188
CMS Energy	21,000	328,860
Empire District Electric	12,600	235,998
Mirant*	27,100	413,817
NV Energy	29,400	363,972
Pure Cycle*	3,000	8,550
TransAlta	8,500	190,830
Unisource Energy	1,400	45,066
		1,871,345
Total Common Stocks
(Cost $21,358,949)		23,173,233

	Par
CONVERTIBLE BONDS – 2.8%
Ciena
0.250%, 05/01/2013	$225,000	169,875
Kinross Gold
1.750%, 03/15/2028 (a)	150,000	156,187
1.750%, 03/15/2028	75,000	78,094
Maxtor
6.800%, 04/30/2010	175,000	176,750
Symantec
0.750%, 06/15/2011	125,000	135,937
Total Convertible Bonds
(Cost $654,798)		716,843

CORPORATE BONDS – 1.7%
Broadridge Financial Solutions
6.125%, 06/01/2017	175,000	170,212
Leucadia National
7.000%, 08/15/2013	200,000	200,750
Mohawk Industries
6.500%, 01/15/2011	75,000	76,875
Total Corporate Bonds
(Cost $390,031)		447,837

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2009

Opportunity Fund
Description	Shares	Value

WARRANTS – 0.0%

Utilities – 0.0%
Mirant*
(Cost $27,363)	6,000	$4,140

SHORT-TERM INVESTMENT – 6.3%
AIM Short-Term Treasury Portfolio, 0.020%
(Cost $1,636,574)	1,636,574	1,636,574

Total Investments – 99.6%
(Cost $24,067,715)		25,978,627
Other Assets and Liabilities, Net – 0.4%		103,590
Total Net Assets – 100.0%		$26,082,217

*	Non-income producing security
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2009, the value of these investment was $156,187 or 0.6% of total net assets.

ADR – American Depository Receipt

PROSPECTOR FUNDS, INC.

Statements of Assets and Liabilities
December 31, 2009

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value
(Cost $31,313,707 and $24,067,715 respectively)	$29,887,098	$25,978,627
Cash	380,878	2,416
Receivable for investment securities sold	10,175	98,203
Receivable for dividends and interest	63,908	92,068
Receivable for capital shares sold	5,662	68,309
Prepaid expenses	16,679	15,184
Total assets	30,364,400	26,254,807

LIABILITIES:
Payable for investment securities purchased	571,118	110,510
Payable for capital shares redeemed	683	1,083
Payable to adviser, net	12,274	8,356
Accrued distribution fees	4,360	3,711
Accrued expenses and other liabilities	52,153	48,930
Total liabilities	640,588	172,590

NET ASSETS	$29,723,812	$26,082,217

COMPOSITION OF NET ASSETS:
Portfolio capital	$31,200,454	$25,239,615
Distributions in excess of net investment income	(31,083)	(3,732)
Accumulated net realized loss on investments	(18,962)	(1,064,615)
Net unrealized appreciation (depreciation) of investments	(1,426,597)	1,910,949
Total net assets	$29,723,812	$26,082,217

CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and outstanding	2,130,396	1,727,817

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE	$13.95	$15.10

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Operations
For the Year Ended December 31, 2009

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$532,908	$87,755
Dividend income	337,675	347,679
Less: Foreign taxes withheld	(5,045)	(1,700)
Total investment income	865,538	433,734

EXPENSES:
Investment advisory fees	260,869	212,756
Directors’ fees	55,810	44,517
Administration fees	48,250	47,193
Fund accounting fees	41,173	39,223
Audit fees	29,658	29,658
Transfer agent fees	28,304	25,810
Legal fees	27,020	23,310
Distribution fees	22,643	19,605
Registration fees	18,953	19,028
Other expenses	16,346	11,093
Custodian fees	10,946	8,500
Postage and printing fees	4,932	4,191
Total expenses	564,904	484,884
Less: Fee waivers	(209,174)	(194,762)
Total net expenses	355,730	290,122
NET INVESTMENT INCOME	509,808	143,612

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments	501,382	(284,138)
Net change in unrealized appreciation of investments	5,498,306	4,791,653
Net gain on investments	5,999,688	4,507,515

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,509,496	$4,651,127

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Capital Appreciation Fund
	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
OPERATIONS:
Net investment income	$509,808	$148,246
Net realized gain (loss) on investments	501,382	(552,140)
Net change in unrealized depreciation of investments	5,498,306	(6,860,410)
Net increase (decrease) resulting from operations	6,509,496	(7,264,304)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,663,277	23,743,136
Proceeds from reinvestment of distributions	487,535	182,415
Payments for shares redeemed	(4,536,906)	(4,566,416)
Redemption fees	7,179	16,988
Net increase from capital share transactions	3,621,085	19,376,123

DISTRIBUTIONS PAID FROM:
Net investment income	(498,151)	(166,867)
Net realized gains	—	(21,567)
Total distributions to shareholders	(498,151)	(188,434)

TOTAL INCREASE IN NET ASSETS	9,632,430	11,923,385

NET ASSETS:
Beginning of period	20,091,382	8,167,997
End of period (including distributions
in excess of net investment income
of $(31,083) and $(25,412), respectively)	$29,723,812	$20,091,382

TRANSACTIONS IN SHARES:
Shares sold	631,668	1,694,655
Shares issued in reinvestment of distributions	34,651	17,176
Shares redeemed	(387,533)	(406,802)
Net increase	278,786	1,305,029

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Opportunity Fund
	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
OPERATIONS:
Net investment income	$143,612	$71,163
Net realized loss on investments	(284,138)	(764,416)
Net change in unrealized appreciation or depreciation
of investments	4,791,653	(2,846,430)
Net increase (decrease) resulting from operations	4,651,127	(3,539,683)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,039,886	16,344,630
Proceeds from reinvestment of distributions	141,283	73,907
Payments for shares redeemed	(3,639,425)	(2,683,607)
Redemption fees	6,991	7,947
Net increase from capital share transactions	5,548,735	13,742,877

DISTRIBUTIONS PAID FROM:
Net investment income	(142,261)	(74,309)
Net realized gains	—	—
Total distributions to shareholders	(142,261)	(74,309)

TOTAL INCREASE IN NET ASSETS	10,057,601	10,128,885

NET ASSETS:
Beginning of period	16,024,616	5,895,731
End of period (including distributions
in excess of net investment
income of $(3,732) and $(3,958), respectively)	$26,082,217	$16,024,616

TRANSACTIONS IN SHARES:
Shares sold	681,323	1,152,108
Shares issued in reinvestment of distributions	9,289	6,226
Shares redeemed	(294,001)	(221,322)
Net increase	396,611	937,012

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Capital Appreciation Fund
	Year Ended	Year Ended	September 28, 2007(1)
	December 31,	December 31,	through
	2009	2008	December 31, 2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$10.85	$14.94	$15.00

OPERATIONS:
Net investment income	0.25	0.08	0.01
Net realized and unrealized
gain (loss) on investments	3.09	(4.08)	(0.06)
Total from operations	3.34	(4.00)	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.24)	(0.09)	(0.01)
From net realized gains	—	(0.01)	—
Total distributions	(0.24)	(0.10)	(0.01)

Paid in capital from redemption fees	— (4)	0.01	—

NET ASSET VALUE:
End of period	$13.95	$10.85	$14.94

TOTAL RETURN	30.74%	(26.67)%	(0.32	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,724	$20,091	$8,168
Ratio of expenses to average net assets:
Before expense reimbursement	2.38%	3.51%	11.28	%(3)
After expense reimbursement	1.50%	1.50%	1.50	%(3)
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	1.27%	(1.07)%	(9.38	)%(3)
After expense reimbursement	2.15%	0.94%	0.40	%(3)
Portfolio turnover rate	41%	21%	5	%(2)

(1)	Inception date of the fund.
(2)	Not Annualized.
(3)	Annualized.
(4)	Less than $0.01 per share.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Opportunity Fund
	Year Ended	Year Ended	September 28, 2007(1)
	December 31,	December 31,	through
	2009	2008	December 31, 2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$12.04	$14.96	$15.00

OPERATIONS:
Net investment income	0.08	0.05	0.02
Net realized and unrealized
gain (loss) on investments	3.06	(2.92)	(0.01)
Total from operations	3.14	(2.87)	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.06)	(0.02)
From net realized gains	—	—	(0.03)
Total distributions	(0.08)	(0.06)	(0.05)

Paid in capital from redemption fees	— (4)	0.01	—

NET ASSET VALUE:
End of period	$15.10	$12.04	$14.96

TOTAL RETURN	26.10%	(19.14)%	0.11	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,082	$16,025	$5,896
Ratio of expenses to average net assets:
Before expense reimbursement	2.51%	4.11%	14.50	%(3)
After expense reimbursement	1.50%	1.50%	1.50	%(3)
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(0.27)%	(1.96)%	(12.27	)%(3)
After expense reimbursement	0.74%	0.65%	0.73	%(3)
Portfolio turnover rate	51%	66%	18	%(2)

(1)	Inception date of the fund.
(2)	Not Annualized.
(3)	Annualized.
(4)	Less than $0.01 per share.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements
December 31, 2009

1.  ORGANIZATION

Prospector Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on June 6, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Corporation issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  There are two series presently authorized, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (individually a “Fund” and collectively the “Funds”).  The Funds commenced operations on September 28, 2007.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund:

Security Valuation – Portfolio securities which are traded on an exchange are valued at the last sales price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange or for securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available, the latest bid quotation will be used.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Prospector Partners Asset Management, LLC (the “Adviser” or “Investment Manager”) pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique.  These principles establish a three-tier hierarchy for inputs  used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2009

As of December 31, 2009, each fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Capital Appreciation Fund
Common Stocks	$20,654,815	$—	$61,812	$20,716,627
Convertible Bonds	—	6,369,907	156,480	6,526,387
Stapled Units	225,331	—	—	225,331
Convertible Preferred Stocks	73,100	—	—	73,100
Warrants	32,913	—	—	32,913
Short-Term Investments	2,312,740	—	—	2,312,740
Total Investments	$23,298,899	$6,369,907	$218,292	$29,887,098

Opportunity Fund
Common Stocks	$23,166,045	$—	$7,188	$23,173,233
Convertible Bonds	—	716,843	—	716,843
Corporate Bonds	—	447,837	—	447,837
Warrants	4,140	—	—	4,140
Short-Term Investments	1,636,574	—	—	1,636,574
Total Investments	$24,806,759	$1,164,680	$7,188	$25,978,627

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Capital		Opportunity
	Appreciation Fund		Fund
	Common		Common
	Stocks -	Convertible	Stocks -	Convertible
	Utilities	Bonds	Utilities	Bonds
Balance as of 12/31/2008	$31,000	$—	$5,000	$—
Accrued discounts	—	(18)	—	(4)
Realized gain	—	10,861	—	2,420
Change in net unrealized
appreciation (depreciation)	20,312	(428)	2,188	—
Net purchases (sales)	10,500	146,065	—	(2,416)
Transfers in and/or out of Level 3	—	—	—	—
Balance as of 12/31/2009	$61,812	$156,480	$7,188	$—
Net unrealized appreciation (depreciation)
of Level 3 securities as of December 31, 2009	$(24,313)	$(428)	$7,188	$—

The Funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets.  The Funds’ investment objectives allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign exchange contracts, and purchased and written options.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.  As of and for the fiscal year ended December 31, 2009, the Funds held no derivative instruments.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2009

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  All short-term capital gains are included in ordinary income for tax purposes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of December 31, 2009, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended December 31, 2009, the following reclassifications were made on the Statements of Assets and Liabilities:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gain	Portfolio Capital
Capital Appreciation Fund	$(17,328)	$17,328	$ —
Opportunity Fund	(1,125)	(558)	1,683

Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:  (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.  The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.

Other – Investment and shareholder transactions are recorded on the trade date.  Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date.  Interest income, including amortization of bond premium and discount, is recognized on an accrual basis.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2009

3.  INVESTMENT TRANSACTIONS

During the fiscal year ended December 31, 2009, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales
Capital Appreciation Fund	$11,103,598	$9,386,604
Opportunity Fund	14,018,423	9,016,740

There were no purchases or sales of long-term U.S. Government securities.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2009, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
	Appreciation	Depreciation	Net	Tax Cost
Capital Appreciation Fund	$3,076,562	$(4,612,487)	$(1,535,925)	$31,423,035
Opportunity Fund	3,546,710	(1,673,854)	1,872,856	24,105,808

At December 31, 2009, the Funds’ most recently completed fiscal year-end, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Other	Unrealized	Total
	Ordinary	Accumulated	Appreciation	Accumulated
	Income	Losses	(Depreciation)	Earnings (Deficit)
Capital Appreciation Fund	$78,238	$(18,955)	$(1,535,925)	$(1,476,642)
Opportunity Fund	489	(1,030,743)	1,872,856	842,602

As of December 31, 2009, Opportunity Fund had capital loss carryovers of $1,015,488, which if not offset by subsequent capital gains, $311,833 will expire in 2016 and $703,655 will expire in 2017.  As of December 31, 2009, Capital Appreciation Fund and Opportunity Fund had $0 and $0, respectively, of deferred, on a tax basis, post-October losses.

The tax character of distributions paid during the fiscal year ended December 31, 2009 were as follows:

	Ordinary	Long Term
	Income	Capital Gains	Total
Capital Appreciation Fund	$498,151	$ —	$498,151
Opportunity Fund	142,261	—	142,261

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2009

The tax character of distributions paid during the fiscal year ended December 31, 2008 were as follows:

	Ordinary	Return of	Long Term
	Income	Capital	Capital Gains	Total
Capital Appreciation Fund	$180,221	$8,213	$ —	$188,434
Opportunity Fund	72,626	1,683	—	74,309

4.  AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with the Adviser, with whom certain directors and officers of the Corporation are affiliated, to furnish investment advisory services to the Funds.  Pursuant to this Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.10% as applied to each Fund’s daily net assets.

The Adviser has contractually agreed to waive, through September 28, 2010 its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.50% of its average daily net assets.  Any such waiver or reimbursement may be subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund
12/31/10	$156,132	$156,522
12/31/11	316,194	287,941
12/31/12	209,174	194,762
Total	$681,500	$639,225

As of December 31, 2009, it was possible, but not probable, those amounts would be recovered by the Adviser.  At the end of each fiscal year in the future, the Funds will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the Funds’ shares pursuant to a Distribution Agreement with the Corporation. Each Fund’s shares are sold on a no-load basis and, therefore, Quasar receives no sales commission or sales load for providing services to the Funds.  The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to reimburse Quasar and certain financial intermediaries who assist in distributing each Fund’s shares or who provide shareholder services to Fund shareholders a distribution and/or shareholder servicing fee of up to 0.25% of each Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Funds or Quasar to pay the Fund’s distribution fees and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder services expenses.  During the fiscal year ended December 31, 2009, Capital Appreciation Fund and Opportunity Fund incurred expenses of $22,643 and $19,605, respectively, pursuant to the 12b-1 Plan.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2009

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and fund accountant for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

5.  INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote

6.  SUBSEQUENT EVENTS

Management has evaluated fund related events and transactions that occurred subsequent to December 31, 2009, through February 23, 2010, the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

PROSPECTOR FUNDS, INC.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Prospector Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Prospector Funds, Inc., comprised of, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (the Funds) as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 23, 2010

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited)
December 31, 2009

Board Approval of Investment Advisory Agreement

The Corporation’s independent directors (the “directors”) unanimously approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between the Funds and the Investment Manager at a Board of Director’s meeting held on September 3, 2009.

In preparation for the meeting, the directors had requested from the Investment Manager and evaluated a memorandum providing certain information requested by the Board pursuant to Section 15(c) of the 1940 Act, including (i) expense, compliance and other information as it relates to the Investment Manager; (ii) performance of other accounts managed by its affiliate Prospector Partners, LLC with similar investment objectives derived from data compiled by the Investment Manager and (iii) expense and other information for other registered investment companies with similar investment objectives derived from data compiled by the Investment Manager.  Prior to voting, the directors reviewed the proposed approval of the Advisory Agreement with management and with counsel to the Corporation and reviewed a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval.  In reaching their determinations relating to approval of the continuance of the Advisory Agreement, the directors considered all factors they believed relevant including the following:

1.	the nature, extent and quality of investment, and other services to be rendered by the Investment Manager;

2.	payments to be received by the Investment Manager from all sources in respect of the Funds;

3.	comparative fee and expense data for the Funds and other investment companies with similar investment objectives;

4.	the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of investors;

5.
the Investment Manager’s policies and practices regarding allocation of portfolio transactions of the Funds, including the extent to which the Investment Manager may benefit from soft dollar  arrangements;

6.	fall-out benefits which the Investment Manager and its affiliates may receive from their relationships to the Funds;

7.	information about fees charged by the Investment Manager to other clients with similar investment objectives;

8.	the professional experience and qualifications of the Funds’ portfolio managers and other senior personnel of the Investment Manager;

9.	profitability of the Investment manager; and

10.	the terms of the Advisory Agreement.

The directors also considered their overall confidence in the integrity and competence of the Investment Manager and the portfolio managers.  In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors determined that the overall arrangements between the Funds and the Investment Manager, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses expected to be incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2009

The material factors and conclusions that formed the basis for the directors reaching their determinations to approve the continuance of the Advisory Agreement (including their determinations that the Investment Manager should be the investment adviser for the Funds, and that the fees payable to the Investment Manager pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

Nature, extent and quality of services provided by the Investment Manager

The directors noted that, under the Advisory Agreement, the Investment Manager, subject to the control of the directors, administers the Funds’ business and other affairs.  The Investment Manager manages the investment of the assets of the Funds, including making purchases and sales of portfolio securities consistent with each Fund’s investment objective and policies.

The directors considered the scope and quality of services provided by the Investment Manager under the Advisory Agreement.  The directors considered the quality of the investment research capabilities of the Investment Manager and the other resources it proposes to dedicate to performing services for the Funds. The directors also considered the portfolio managers’ experience, reputation and investment philosophy.  The quality of administrative and other services also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services proposed to be provided to the Funds under the Advisory Agreement.

Advisory Fees; Performance of the Fund

The directors considered the advisory fee rate paid by the Funds to the Investment Manager and information prepared by the Investment Manager concerning fee rates paid by other comparable funds.  The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds, but determined that the proposed advisory fee rate was in line with other comparable funds.

The directors also considered the performance of each Fund compared to each Fund’s benchmarks and industry averages.  The directors noted that despite the difficult recent investment environment, each Fund was in the top quartile for performance compared to its peer group.  The directors concluded that the advisory fee rate, taking into account performance and the other factors mentioned, was in line with comparable funds.

Other Fund Expenses

The directors also considered the total expense ratio of the Funds in comparison to the fees and expenses of the funds included in the comparison. The directors noted that the expense ratios of some of the comparable funds also were lower because of waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.  In particular, the directors noted that the Investment Manager’s fee waiver pursuant to the Fee Waiver and Expense Reimbursement Agreement was contractual in nature and customary for the industry.  The directors concluded that the Funds’ expense ratio was satisfactory.  Finally, the directors noted that there may be economies of scale as the Funds grow and concluded that it may be appropriate to consider those issues in the future.

Advisor Profitability

The directors noted that the Investment Manager also provides the Funds with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Fund) and executive and other personnel as are necessary for the Funds’ operations.  The Investment Manager pays all of the compensation of the officers of the Company that are affiliated persons of the Investment Manager, pays a portion of the insurance costs and paid the cost of the organization of the Funds (without reimbursement).

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2009

The directors also noted that the Investment Manager has contractually agreed to waive, through September 28, 2010, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.50% of its average daily net assets.  Under the terms of the Waiver and Expense Reimbursement Agreement at the present asset levels of the Funds the Investment Manager has received a small portion of its management fee amounts.  It was also noted that the Investment Manager does not receive “fall out” benefits commonly received by managers of mutual funds that provide transfer agency, distribution or printing services in-house.  The directors considered the expenses of the Investment Manager and the services provided by the Investment Manager and determined that the Investment Manager was not yet profitable based upon the expenses.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2009

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-877-PFI-STOCK or 1-877-734-7862.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 52.8% and 100.0% for the Capital Appreciation Fund and Opportunity Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2009 were 48.3% and 100.0% for the Capital Appreciation Fund and Opportunity Fund, respectively.

Each Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY

The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2009 were 58.9% and 18.6% for the Capital Appreciation Fund and Opportunity Fund, respectively.

The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended December 31, 2009 were 0.0% and 0.0% for the Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2009

DIRECTORS & OFFICERS

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
Name,		Length	Occupation	Complex	Other
Year of Birth		of Time	During Past	Overseen	Directorships
and Address^	Position	Served*	5 Years	by Director	Served

Independent Board Members

Harvey D. Hirsch*	Director	Indefinite;	Senior Vice President,	2	None.
Year of Birth: 1941		Since	Marketing, Van Eck
		September 7,	Associates Corporation,
		2007	an investment adviser,
since May 2007.

Independent (self-employed)
marketing consultant from
1996 to May 2007.

Joseph Klein III*	Director	Indefinite;	Managing Director of Gauss	2	BioMarin
Year of Birth: 1961		Since	Capital Advisors, LLC, a		Pharmaceutical,
		September 7,	financial consulting and		Inc.
		2007	investment advisory firm		ISIS
			focused on biopharmaceuticals		Pharmaceuticals,
			since he founded the company		Inc.
			in March 1998.		OSI

			Founding Venture Partner of		Pharmaceuticals,
			Red Abbey Venture Partners, LP,		Inc.
			a private health venture fund,		Savient
			since September 2003.		Pharmaceuticals,
Inc.
PDL BioPharma
Inc.
NPS
Pharmaceuticals,
Inc.
Clinical Data,
Inc.
Genaissance
Pharmaceuticals,
Inc.
Guilford
Pharmaceuticals,
Inc.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2009

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
Name,		Length	Occupation	Complex	Other
Year of Birth		of Time	During Past	Overseen	Directorships
and Address^	Position	Served*	5 Years	by Director	Served

Roy L. Nersesian*	Director	Indefinite;	Associate professor of the	2	None
Year of Birth: 1939		Since	School of Business, Monmouth
		September 7,	University, since September 1985.

		2007	Adjunct Professor of the Center
for Energy and Marine
Transportation, Columbia
University, since September 2000.

Consultant, Poten & Partners,
provider of brokerage and
consulting services to the energy
and ocean transportation
industries, since September 1992.

John T. Rossello, Jr.*	Director	Indefinite;	Partner at	2	None
Year of Birth: 1951		Since	PricewaterhouseCoopers LLP
		September 7,	from October 1988 to June 2007
2007

Interested Board Members and Officers

John D. Gillespie†*	Director	Indefinite;	Managing member of Prospector	2	White
Year of Birth: 1959	President	Since	Partners, LLC, an affiliate of the		Mountains
		September 7,	Investment Manager, and portfolio		Insurance
		2007	manager of the investment funds		Group, Ltd.
			sponsored by Prospector Partners,		Montpelier
			LLC since 1997.		Re Holdings, Ltd.

Chairman and President of
White Mountains Advisors, an
investment adviser, from
2002 to 2005.

Richard P. Howard	Executive	Indefinite;	Portfolio Manager at	N/A	OneBeacon
Year of Birth: 1946	Vice	Since	Prospector Partners, LLC		Insurance
	President	September 7,	since August 2005.		Group, Ltd.

		2007	Managing Director of White
Mountains Advisors, LLC
from 2001 to August 2005.

Senior Vice President of
OneBeacon Insurance Group
from 2001 to August 2005.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2009

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
Name,		Length	Occupation	Complex	Other
Year of Birth		of Time	During Past	Overseen	Directorships
and Address^	Position	Served*	5 Years	by Director	Served

Kevin R. O’Brien	Executive	Indefinite;	Portfolio Manager at	N/A	None
Year of Birth: 1963	Vice	Since	Prospector Partners, LLC
	President	September 7,	since April 2003.

		2007	Managing Director of White
Mountains Advisors, LLC from
April 2003 to August 2005.

Peter N. Perugini, Jr.	Secretary	Indefinite;	Chief Financial Officer at	N/A	None
Year of Birth: 1970	Treasurer	Secretary	Prospector Partners, LLC
		since	since 2000.

		September 7,	Controller of Prospector
		2007	Partners, LLC from 1997-2000.
Indefinite;
Treasurer
since
June 6, 2007

Kim Just	Chief	Indefinite;	Chief Compliance Officer at	N/A	None
Year of Birth: 1967	Compliance	Since	Prospector Partners, LLC
	Officer	September 7,	since March 2006.

		2007	Manager, Whittlesey & Hadley,
P.C., an accounting services
firm from September 1997
to March 2006.

Brian Wiedmeyer	Assistant	Indefinite;	Assistant Vice President for	N/A	None
Year of Birth: 1973	Secretary	Since	US Bancorp Fund Services, LLC,
		September 7,	a mutual fund service provider,
		2007	since January 2005.

Accounting Operations
Manager for UMB Fund Services,
a mutual fund service provider,
from 2003 to 2005.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2009

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
Name,		Length	Occupation	Complex	Other
Year of Birth		of Time	During Past	Overseen	Directorships
and Address^	Position	Served*	5 Years	by Director	Served

Douglas Schafer	Assistant	Indefinite;	Compliance Officer for US	N/A	None
Year of Birth: 1970	Secretary	Since	Bancorp Fund Services, LLC,
		September 7,	a mutual fund service provider,
		2007	since April 2002.

^	The address for all directors and officers is 370 Church Street, Guilford, Connecticut 06437.
*	Each of the Company’s directors was elected by written consent of the sole shareholder of the Funds on September 7, 2007.
†	John D. Gillespie is an interested director of the Fund because he is also the managing member of the Investment Manager.

(This Page Intentionally Left Blank.)

DIRECTORS
John D. Gillespie
Harvey D. Hirsch
Joseph Klein III
Roy L. Nersesian
John T. Rossello, Jr.

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT  06437

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN  55402

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Plaza
New York, NY  10004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-PFI-STOCK.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  John Rossello, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal periods.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal periods for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2009	FYE 12/31/2008
Audit Fees	$47,900	$47,000
Audit-Related Fees	$0	$0
Tax Fees	$5,900	$5,800
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services that exceed $5,000 for the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The audit committee noted that as indicated in the table below, for the registrant’s prior two fiscal periods, no fees were billed by the registrant’s independent public accountants in connection with non-audit services rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Non-Audit Related Fees	FYE 12/31/2009	FYE 12/31/2008
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)*  /s/ John D. Gillespie
John D. Gillespie, President

Date     March 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  John D. Gillespie
John D. Gillespie, President

Date     March 2, 2010

By (Signature and Title)*   /s/ Peter N. Perugini, Jr.
Peter N. Perugini, Jr., Treasurer

Date     March 2, 2010

* Print the name and title of each signing officer under his or her signature.